SUPPLEMENT DATED MARCH 19, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

1.
The information in “The Funds Summary Section” on page 51 related to Jason V. Ronovech as Co-Portfolio Manager for the Special Situations Fund under the heading “Portfolio Manager” is deleted and the entire paragraph has been replaced as follows:

Portfolio Manager:  Jonathan S. Vyorst, Senior Vice President of Paradigm Capital Management, has served as Co-Portfolio Manager of the Fund since 2007.  Amelia F. Weir, Senior Vice President of Paradigm Capital Management, has served as Co-Portfolio Manager of the Fund since February 2013.

2.
The information in the “Fund Management In Greater Detail” section on page 97 related to Jason V. Ronovech in the third full paragraph is deleted and is replaced with the information related to Amelia F. Weir as follows:

Amelia F. Weir, Senior Vice President of Paradigm Capital Management, has served as Co-Portfolio Manager of the Fund since February 2013 and also serves as Co-Portfolio Manager of another First Investors Fund.  Ms. Weir joined Paradigm Capital Management in 2008 as Senior Vice President and Director of Research and has served as Portfolio Manager for Paradigm Capital Management since 2009.  In addition, Ms. Weir has served as Portfolio Manager of Paradigm Funds Advisor LLC (an affiliate of Paradigm Capital Management) since 2011.  Prior to joining Paradigm Capital Management, she was a Portfolio Manager at William D. Witter, Inc. (2006-2008).

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Please retain this Supplement for future reference.

IEP0313

SUPPLEMENT DATED MARCH 19, 2013

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2013

1.
The information in the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2012” on page I-14 for Jason V. Ronovech related to the Special Situations Fund is deleted.

The following information related to Amelia F. Weir is added as follows:
A.	Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 20121

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts for which Advisory Fee is Based on Account Performance	Total Assets in the Accounts for which Advisory Fee is Based on Account Performance (in millions)
Paradigm Capital Management’s Portfolio Managers:
Amelia F. Weir: Special Situations Fund	Other Registered Investment Companies	5	$371	0	$0
	Other Pooled Investment Vehicles	4	$280	4	$122
	Other Accounts	36	$581	0	$0

1 The chart above reflects the most recent available information for Ms. Weir as of the close of business dated February 28, 2013.
2.
The information in the “Portfolio Managers” section under the heading “C.  Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2012” on page I-19 for Paradigm Capital Management is deleted and the entire section is replaced with the following:

C.	Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2012
Paradigm Capital Management’s Portfolio Managers:

Mr. Vyorst’s and Ms. Weir’s compensation, which is paid by Paradigm Capital Management, for managing the Special Situations Fund, other investment companies, institutional accounts and/or high net worth accounts, consists of a base salary plus a discretionary bonus. The discretionary bonus is based on a combination of their performance versus the benchmark, and their performance versus their peers.

In addition, Mr. Vyorst receives a fixed percentage of the fees earned for the high net worth assets he manages and also participates in Paradigm Capital Management’s Employee Stock Ownership Plan.  Under the Employee Stock Ownership Plan, each share increases in value as revenues grow.

Fund	Benchmark Index and/or Peer Group
Special Situations Fund	Russell 2000 Index

3.
The information in the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2012” on page I-20 for Jason V. Ronovech related to the Special Situations Fund is deleted.

The following information related to Amelia F. Weir is added as follows:
D.	Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 20122

Paradigm Capital Management’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Amelia F. Weir	Special Situations Fund	None

2 The information for Ms. Weir is as of February 28, 2013.

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Please retain this Supplement for future reference.

EFSAI0313